Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.22%
Biotechnology–17.42%
AbbVie, Inc.	8,159	$1,216,181
Alnylam Pharmaceuticals, Inc.(b)	4,699	832,193
argenx SE, ADR (Netherlands)(b)	4,288	2,108,109
Arrowhead Pharmaceuticals, Inc.(b)	5,303	142,492
Ascendis Pharma A/S, ADR (Denmark)(b)	4,661	436,456
Biogen, Inc.(b)	7,274	1,869,491
CSL Ltd. (Australia)	1,400	225,564
Cytokinetics, Inc.(b)	7,093	208,960
Exact Sciences Corp.(b)(c)	17,052	1,163,287
Exelixis, Inc.(b)	43,004	939,637
Genmab A/S, ADR (Denmark)(b)	21,685	764,830
Gilead Sciences, Inc.	13,393	1,003,671
Halozyme Therapeutics, Inc.(b)	9,649	368,592
ImmunoGen, Inc.(b)	21,018	333,556
Karuna Therapeutics, Inc.(b)(c)	2,145	362,698
Legend Biotech Corp., ADR(b)(c)	20,377	1,368,723
Natera, Inc.(b)	19,652	869,601
Neurocrine Biosciences, Inc.(b)	5,629	633,262
Regeneron Pharmaceuticals, Inc.(b)	6,528	5,372,283
Sarepta Therapeutics, Inc.(b)	3,694	447,787
Ultragenyx Pharmaceutical, Inc.(b)(c)	8,953	319,174
United Therapeutics Corp.(b)	2,126	480,200
Vaxcyte, Inc.(b)(c)	9,984	508,984
Vertex Pharmaceuticals, Inc.(b)	21,007	7,304,974
Zentalis Pharmaceuticals, Inc.(b)	10,629	213,218
		29,493,923
Health Care Distributors–5.98%
Cencora, Inc.(c)	25,845	4,651,324
McKesson Corp.	12,574	5,467,804
		10,119,128
Health Care Equipment–19.57%
AtriCure, Inc.(b)	8,881	388,988
Axonics, Inc.(b)	8,482	476,010
Becton, Dickinson and Co.	11,147	2,881,834
Boston Scientific Corp.(b)	140,908	7,439,942
CONMED Corp.	4,069	410,359
DexCom, Inc.(b)	36,041	3,362,625
Glaukos Corp.(b)(c)	6,096	458,724
IDEXX Laboratories, Inc.(b)	4,709	2,059,105
Inspire Medical Systems, Inc.(b)	3,344	663,583
Intuitive Surgical, Inc.(b)	17,329	5,065,093
Penumbra, Inc.(b)(c)	2,577	623,402
Shockwave Medical, Inc.(b)	4,027	801,776
STERIS PLC	6,162	1,352,066
Stryker Corp.	24,134	6,595,098
TransMedics Group, Inc.(b)(c)	6,596	361,131
Treace Medical Concepts, Inc.(b)	15,187	199,102
		33,138,838
Health Care Facilities–5.67%
Acadia Healthcare Co., Inc.(b)	8,901	625,829
Encompass Health Corp.	25,997	1,745,958
Shares		Value
Health Care Facilities–(continued)
HCA Healthcare, Inc.	20,863	$5,131,881
Surgery Partners, Inc.(b)(c)	28,867	844,360
Tenet Healthcare Corp.(b)	19,053	1,255,402
		9,603,430
Health Care Services–1.03%
Guardant Health, Inc.(b)	10,781	319,549
NeoGenomics, Inc.(b)	21,449	263,823
Privia Health Group, Inc.(b)(c)	22,346	513,958
RadNet, Inc.(b)	22,930	646,396
		1,743,726
Health Care Supplies–2.35%
Alcon, Inc. (Switzerland)	5,023	388,150
Align Technology, Inc.(b)	3,454	1,054,576
Cooper Cos., Inc. (The)	3,598	1,144,200
Haemonetics Corp.(b)	10,674	956,177
Lantheus Holdings, Inc.(b)	6,263	435,153
		3,978,256
Health Care Technology–0.94%
Evolent Health, Inc., Class A(b)	10,109	275,268
Veeva Systems, Inc., Class A(b)	6,437	1,309,608
		1,584,876
Life Sciences Tools & Services–8.38%
10X Genomics, Inc., Class A(b)	16,221	669,116
Bruker Corp.	14,432	899,114
Danaher Corp.	3,208	795,905
ICON PLC(b)	8,591	2,115,534
Medpace Holdings, Inc.(b)	4,676	1,132,200
Pacific Biosciences of California, Inc.(b)	25,417	212,232
Repligen Corp.(b)(c)	2,206	350,776
Thermo Fisher Scientific, Inc.	10,280	5,203,427
West Pharmaceutical Services, Inc.	7,495	2,812,199
		14,190,503
Managed Health Care–11.18%
Elevance Health, Inc.	2,366	1,030,204
HealthEquity, Inc.(b)(c)	4,020	293,661
Humana, Inc.	5,777	2,810,626
Molina Healthcare, Inc.(b)	6,364	2,086,692
Progyny, Inc.(b)	17,330	589,567
UnitedHealth Group, Inc.	24,033	12,117,198
		18,927,948
Pharmaceuticals–23.70%
AstraZeneca PLC (United Kingdom)	3,498	470,750
AstraZeneca PLC, ADR (United Kingdom)	91,194	6,175,658
Axsome Therapeutics, Inc.(b)(c)	4,384	306,398
Eli Lilly and Co.	25,316	13,597,983
Intra-Cellular Therapies, Inc.(b)	12,601	656,386
Merck & Co., Inc.	76,029	7,827,185
Novo Nordisk A/S, Class B (Denmark)	46,374	4,218,450
Sanofi, ADR	42,052	2,255,669

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
Zoetis, Inc.	26,547	$4,618,647
		40,127,126
Total Common Stocks & Other Equity Interests (Cost $122,057,254)		162,907,754
Money Market Funds–3.54%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	2,055,933	2,055,933
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	1,584,094	1,584,411
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	2,349,638	2,349,638
Total Money Market Funds (Cost $5,989,431)		5,989,982
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $128,046,685)		168,897,736
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.20%
Invesco Private Government Fund, 5.30%(d)(e)(f)	3,414,671	$3,414,671
Invesco Private Prime Fund, 5.51%(d)(e)(f)	8,780,581	8,780,581
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,195,836)		12,195,252
TOTAL INVESTMENTS IN SECURITIES–106.96% (Cost $140,242,521)		181,092,988
OTHER ASSETS LESS LIABILITIES—(6.96)%		(11,782,690)
NET ASSETS–100.00%		$169,310,298
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,967,200	$13,667,520	$(13,578,787)	$-	$-	$2,055,933	$81,632
Invesco Liquid Assets Portfolio, Institutional Class	1,521,171	9,762,514	(9,699,133)	(122)	(19)	1,584,411	59,046
Invesco Treasury Portfolio, Institutional Class	2,248,229	15,620,022	(15,518,613)	-	-	2,349,638	85,896
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,282,046	44,623,178	(45,490,553)	-	-	3,414,671	84,414*
Invesco Private Prime Fund	11,010,975	108,694,530	(110,922,956)	(977)	(991)	8,780,581	228,034*
Total	$21,029,621	$192,367,764	$(195,210,042)	$(1,099)	$(1,010)	$18,185,234	$539,022

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$157,604,840	$5,302,914	$—	$162,907,754
Money Market Funds	5,989,982	12,195,252	—	18,185,234
Total Investments	$163,594,822	$17,498,166	$—	$181,092,988
Invesco V.I. Health Care Fund